Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivables
Schedule of composition of trade accounts receivables

	2022	2021
Trade accounts receivables	227,265	233,623
Related parties - note 20	801	1,016
Impairment of trade accounts receivables	(4,326)	(3,465)
	223,740	231,174

Schedule of changes in impairment of trade accounts receivables

	2022	2021
Balance at the beginning of the year	(3,465)	(3,179)
Additions	(1,793)	(1,586)
Reversals	1,005	1,206
Foreign exchange (losses) gains	(73)	94
Balance at the end of the year	(4,326)	(3,465)

Schedule of analysis of trade accounts receivables by currency

	2022	2021
USD	204,608	196,316
BRL	18,740	34,464
Other	392	394
	223,740	231,174

Schedule of aging of trade accounts receivables

	2022	2021
Current	212,814	222,083
Up to 3 months past due	10,495	9,201
From 3 to 6 months past due	2,181	51
Over 6 months past due	2,576	3,304
	228,066	234,639
Impairment of trade accounts receivable	(4,326)	(3,465)
	223,740	231,174